Investments - Summary of Analysis of Changes in Carrying Value of Investments in Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Analysis Of Changes In The Carrying Value Of Investments In Joint Ventures [Abstract]
At start of year	£ 102	£ 102
Share of results of joint ventures	32	37
Dividends received from joint ventures	(30)	(38)	£ (44)
Additions	2	2
Exchange translation differences	(2)	(1)
At end of year	£ 104	£ 102	£ 102